Investment Objectives and Goals - Nomura Transformational Technologies ETF	Jan. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nomura Transformational Technologies ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Transformational Technologies ETF seeks to provide growth of capital.